CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Cash Flows from Operating Activities:
Net (loss) income	$ 28,311,612	$ 5,109,685	$ 2,965,368	$ (60,723,035)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(31,841)	(1,452,414)	(1,809,163)	(1,671,038)
Change in fair value of warrant liabilities	(30,171,850)	(4,294,000)	(3,052,800)	56,471,950
Transaction costs			988,242
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(30,441)	(41,061)	(183,639)	108,997
Prepaid income taxes				(477,437)
Accounts payable and accrued expenses	1,595,639	(145,620)	151,799	4,256,690
Franchise tax payable	(31,255)	(98,743)	148,543	(67,288)
Income taxes payable		539,245	317,902	(317,902)
Net cash used in operating activities	(358,136)	(382,908)	(473,748)	(2,419,063)
Cash Flows from Investing Activities:
Investment of cash into Trust Account			(350,000,000)
Cash withdrawn from Trust Account for franchise and income taxes		148,743		1,621,881
Net cash provided by (used in) investing activities		148,743	(350,000,000)	1,621,881
Cash Flows from Financing Activities
Proceeds from issuance of Class B common stock to Sponsor			25,000
Proceeds from sale of Units, net of underwriting discounts paid			343,900,000
Proceeds from sale of Private Units			8,100,000
Proceeds from convertible promissory note - related party	300,000		275,000
Repayment of promissory note - related party			(275,000)
Payment of offering costs			(556,442)
Net cash provided by financing activities	300,000		351,468,558
Net Change in Cash	(58,136)	(234,165)	994,810	(797,182)
Cash - Beginning of period	197,628	994,810		994,810
Cash - End of period	139,492	760,645	994,810	197,628
Non-cash investing and financing activities:
Initial classification of Class A common stock subject to possible redemption			309,314,540
Change in value of Class A common stock subject to possible redemption	$ 28,311,610	$ 5,109,690	3,957,670	$ (60,723,030)
Deferred underwriting fee payable			$ 13,150,000